Note 5 - Property and Equipment (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Property, Plant and Equipment [Abstract]
Depreciation	$ 506,685	$ 612,736	$ 520,838
Depreciation expense within cost of goods sold	$ 882	$ 2,352	$ 13,877